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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05845
Invesco Van Kampen Senior Loan Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 7/31
Date of reporting period: 10/31/10

Item 1. Schedule of Investments.

Invesco Van Kampen Senior Loan Fund
Quarterly Schedule of Portfolio Holdings
October 31, 2010

invesco.com/us	VK-CE-SLO-QTR-1 10/10	Invesco Advisers, Inc.

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Variable Rate** Senior Loan Interests 113.9%
	Aerospace & Defense 3.6%
$1,705	Apptis, Inc. Term Loan	3.520%	12/20/12	$1,687,981
980	Booz Allen Hamilton, Inc. Term Loan B	7.500	07/31/15	986,997
3,156	Booz Allen Hamilton, Inc. Term Loan C	6.000	07/31/15	3,168,994
2,525	DynCorp International, LLC Term Loan B	6.250	07/05/16	2,543,046
6,274	IAP Worldwide Services, Inc. First Lien Term Loan (a)	8.250	12/30/12	6,177,018
2,634	IAP Worldwide Services, Inc. Second Lien Term Loan (a)	12.500	06/28/13	2,582,627
2,906	ILC Industries, Inc. First Lien Term Loan	2.255	02/24/12	2,855,306
3,050	Primus International, Inc. Incremental Term Loan	2.760	06/07/12	3,004,101
2,636	Sequa Corp. Term Loan	3.550	12/03/14	2,499,795
389	TASC, Inc. Term Loan A	5.500	12/18/14	390,551
3,588	TASC, Inc. Term Loan B	5.750	12/18/15	3,622,858
4,535	Vangent, Inc. Term Loan B	2.320	02/14/13	4,353,242
567	Wesco Aircraft Hardware Corp. Second Lien Term Loan	6.010	03/28/14	563,833
2,355	Wyle Services Corp. Incremental Term Loan	7.750	03/25/16	2,360,163

				36,796,512

	Air Transport 0.3%
3,253	Delta Air Lines, Inc. Secured Term Loan	8.750	09/27/13	3,302,672

	Automotive 4.3%
1,541	Autotrader.com, Inc. Term Loan B	6.000	06/14/16	1,550,708
3,332	Dana Holding Corp. Term Loan B	4.590	01/30/15	3,332,189

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Automotive (continued)
$15,572	Federal-Mogul Corp. Term Loan B	2.198%	12/29/14	$13,841,441
13,921	Ford Motor Co. Term Loan	3.040	12/16/13	13,786,962
104	Hertz Corp. Synthetic Letter of Credit	2.010	12/21/12	103,354
561	Hertz Corp. Term Loan B	2.010	12/21/12	557,452
2,036	KAR Holdings, Inc. Term Loan B	3.010	10/18/13	2,000,417
737	Key Safety Systems, Inc. First Lien Term Loan	2.506	03/08/14	687,115
500	Performance Transportation Services, Inc. Letter of Credit (b)(c)(d)	3.250	01/26/12	122,275
344	Performance Transportation Services, Inc. Term Loan (b)(c)(d)	7.500	01/26/12	83,966
5,762	Pinafore, LLC Term Loan B	6.750	09/29/16	5,833,827
1,085	TRW Automotive, Inc. Term Loan A2	4.080	05/30/15	1,097,778
821	United Components, Inc. Term Loan B	6.250	03/23/17	827,932

				43,825,416

	Beverage & Tobacco 1.7%
7,145	DS Waters of America, Inc. Term Loan B	2.506	10/27/12	7,068,052
4,050	DSW Holdings, Inc. Term Loan	4.256	03/02/12	3,969,000
6,173	LJVH Holdings, Inc. Term Loan B (Canada)	2.789	07/19/14	6,118,748
842	LJVH Holdings, Inc. Term Loan C (Canada)	2.789	07/19/14	834,375

				17,990,175

	Building & Development 3.2%
673	Axia Acquisition Corp. Second Lien Term Loan A (a)	9.390	03/11/16	635,678

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development (continued)
$1,279	Axia Acquisition Corp. Second Lien Term Loan B	3.390%	03/12/16	$1,112,331
1,751	Building Materials Holding Corp. Second Lien Term Loan (a)	8.000	01/05/15	1,405,401
488	Capital Automotive, LP Term Loan B	2.010	12/16/10	486,702
4,372	Capital Automotive, LP Term Loan C	2.010	12/14/12	4,330,324
996	CB Richard Ellis Services, Inc. Term Loan B	5.750	12/20/13	996,758
993	CB Richard Ellis Services, Inc. Term Loan B1	6.250	12/21/15	995,106
2,288	CB Richard Ellis Services, Inc. Term Loan B-1A	6.250	12/21/15	2,293,267
2,851	Contech Construction Products, Inc. Term Loan (c)	6.250	01/31/13	2,490,031
3,835	Custom Building Products, Inc. Term Loan B	5.750	03/19/15	3,834,584
2,500	El Ad IDB Las Vegas, LLC Term Loan A1	3.006	08/09/12	1,309,375
3,143	Ginn LA CS Borrower First Lien Credit Linked A (c)	7.750	06/08/11	180,714
6,737	Ginn LA CS Borrower First Lien Term Loan (c)	6.196	06/08/11	387,386
4,000	Ginn LA CS Borrower Second Lien Term Loan (c)	10.196	06/08/12	20,000
6,657	Kyle Acquisition Group, LLC Term Loan B (c)(e)	5.750	07/20/09	654,630
3,143	Kyle Acquisition Group, LLC Term Loan C (c)	4.000	07/20/11	309,053
51	Lake At Las Vegas Joint Venture, LLC Exit Revolving Credit Agreements (a)(f)	6.180	12/31/12	50,048

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Building & Development (continued)
$805	NLV Holdings, LLC First Lien Term Loan (a)(c)(d)	5.750%	03/31/11	$162,489
1,651	NLV Holdings, LLC Second Lien Term Loan (a)(c)(d)	5.250	05/09/12	14,450
2,273	Realogy Corp. Delayed Draw Term Loan	3.260	10/10/13	2,088,116
797	Realogy Corp. Letter of Credit	3.256	10/10/13	732,447
5,849	Realogy Corp. Term Loan	3.257	10/10/13	5,373,427
1,272	South Edge, LLC Term Loan A (c)(e)	5.250	10/31/08	604,203
2,000	South Edge, LLC Term Loan C (c)(e)	5.500	10/31/09	950,000
360	Standard Pacific Corp. Term Loan	2.119	05/05/13	330,300
1,600	Tamarack Resorts, LLC Credit Lined Note A (c)	8.051	05/19/11	22,000
331	Tamarack Resorts, LLC Term Loan (c)(e)	20.250	07/02/09	264,600
2,364	Tamarack Resorts, LLC Term Loan B (c)	7.500	05/19/11	32,505
200	WCI Communities, Inc. First Lien Term Loan	11.000	09/03/14	199,121
834	WCI Communities, Inc. PIK Term Loan (a)	10.000	09/02/16	807,195

				33,072,241

	Business Equipment & Services 11.1%
6,667	Affinion Group, Inc. Term Loan B	5.000	10/10/16	6,616,501
3,283	Asurion Corp. First Lien Term Loan	3.280	07/03/14	3,065,028
10,663	Asurion Corp. Incremental Term Loan B2	3.256	03/31/15	10,490,020
906	Asurion Corp. Second Lien Term Loan	6.756	07/03/15	847,900

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$3,000	Brand Services, Inc. Second Lien Term Loan	6.313%	02/06/15	$2,617,500
1,000	Bright Horizons Family Solutions, Inc. Revolving Credit Agreement (f)	1.381	05/28/14	997,045
2,427	Bright Horizons Family Solutions, Inc. Term Loan B	7.500	05/28/15	2,442,476
4,180	Dealer Computer Services, Inc. Term Loan B	5.250	04/21/17	4,205,667
2,079	Education Management, LLC Term Loan C	2.063	06/03/13	1,946,674
12,402	First Data Corp. Term Loan B1	3.010	09/24/14	11,184,870
11,974	First Data Corp. Term Loan B2	3.010	09/24/14	10,795,435
8,105	First Data Corp. Term Loan B3	3.010	09/24/14	7,302,470
1,738	GSI Holdings, LLC Term Loan	3.300	08/01/14	1,546,909
2,423	Interactive Data Corp. Term Loan B	6.750	01/27/17	2,470,870
7,864	iPayment, Inc. Term Loan	2.280	05/10/13	7,529,911
1,416	Kronos, Inc. Initial Term Loan	2.039	06/11/14	1,387,691
1,515	Kronos, Inc. Second Lien Term Loan	6.039	06/11/15	1,444,039
3,897	Mitchell International, Inc. Second Lien Term Loan	5.563	03/30/15	3,416,904
4,793	NCO Financial Systems Term Loan B	7.430	05/15/13	4,657,559
3,402	Nielsen Finance, LLC Term Loan A	2.256	08/09/13	3,356,336
7,348	Nielsen Finance, LLC Term Loan C	4.006	05/02/16	7,236,086
1,938	SMG Holdings, Inc. Term Loan B	3.290	07/27/14	1,840,841
4,012	Sorenson Communications, Inc. Term Loan C	6.000	08/16/13	3,737,623

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Business Equipment & Services (continued)
$2,246	Sungard Data Systems, Inc. Incremental Term Loan Add On	6.750%	02/28/14	$2,275,815
1,258	Sungard Data Systems, Inc. Term Loan A	2.006	02/28/14	1,226,619
7,272	Sungard Data Systems, Inc. Term Loan B	4.030	02/26/16	7,227,625
1,507	Verint Systems, Inc. Term Loan B	5.250	05/25/14	1,493,005
348	Vertafore, Inc. Term Loan B	6.750	07/29/16	351,077

				113,710,496

	Cable & Satellite Television 5.0%
12,643	Charter Communications Operating, LLC Extended Term Loan (d)	3.540	09/06/16	12,434,324
1,298	Charter Communications Operating, LLC Replacement Term Loan (d)	2.260	03/06/14	1,275,986
11,000	Charter Communications Operating, LLC Third Lien Term Loan (d)	2.755	09/06/14	10,428,000
735	CSC Holdings, Inc. Extended Term Loan B3	2.006	03/29/16	727,717
2,082	CSC Holdings, Inc. Incremental Term Loan B2	2.006	03/29/16	2,074,842
5,133	Knology, Inc. New Term Loan B	5.500	10/17/16	5,156,918
1,162	MCC Iowa, LLC Term Loan D1	2.000	01/31/15	1,112,759
1,910	MCC Iowa, LLC Term Loan D2	2.000	01/31/15	1,829,189
1,466	MCC Iowa, LLC Term Loan F	4.500	10/23/17	1,457,296
1,540	Mediacom Illinois, LLC Term Loan C	2.000	01/31/15	1,462,037
1,405	Mediacom Illinois, LLC Term Loan D	5.500	03/31/17	1,399,253

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Cable & Satellite Television (continued)
$1,579	Mediacom Illinois, LLC Term Loan E	4.500%	10/23/17	$1,560,034
2,991	Midcontinent Communications Term Loan B	6.250	12/31/16	3,005,709
7,145	UPC Broadband Holding, B.V. Term Loan T (Netherlands)	4.251	12/30/16	6,981,980

				50,906,044

	Chemicals & Plastics 4.6%
1,600	Brenntag Holdings GmbH & Co. Second Lien Term Loan (Germany)	6.453	07/17/15	1,607,712
2,868	Cristal Inorganic Chemicals US, Inc. First Lien Term Loan	2.539	05/15/14	2,770,128
3,962	Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063	05/05/15	3,882,801
1,764	Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063	05/05/15	1,728,355
1,864	Hexion Specialty Chemicals, Inc. Extended Term Loan C5	4.063	05/05/15	1,813,069
1,233	Huntsman International, LLC Term Loan C	2.520	06/30/16	1,213,868
5,714	Kraton Polymers, LLC Term Loan	2.313	05/13/13	5,633,364
2,993	Lyondell Chemical Co. Exit Term Loan	5.500	04/08/16	3,022,156
6,496	MetoKote Corp. Term Loan	9.000	11/27/11	6,150,840
5,468	Nalco Co. Term Loan B1	4.500	09/30/17	5,538,427
2,284	Nusil Technology, LLC Term Loan B	6.000	02/18/15	2,295,694
3,527	PQ Corp. Term Loan B	3.530	07/30/14	3,386,051
1,323	Rockwood Specialties Group, Inc. Term Loan E	4.500	07/30/12	1,333,258
1,699	Rockwood Specialties Group, Inc. Term Loan H	6.000	05/15/14	1,711,540

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Chemicals & Plastics (continued)
$3,241	Solutia, Inc. Term Loan B	4.750%	03/17/17	$3,272,493
2,105	Univar, Inc. Term Loan	3.255	10/10/14	2,100,269

				47,460,025

	Clothing/Textiles 1.7%
3,864	Gold Toe Investment Corp. First Lien Term Loan B	8.500	10/30/13	3,727,832
6,750	Gold Toe Investment Corp. Second Lien Term Loan	11.750	04/30/14	4,914,877
2,906	HanesBrands, Inc. Term Loan	5.250	12/10/15	2,942,380
4,300	Levi Strauss & Co. Term Loan	2.506	03/27/14	4,050,966
2,161	Varsity Brands, Inc. Term Loan B	2.813	02/22/14	1,933,817

				17,569,872

	Conglomerates 0.2%
126	RGIS Holdings, LLC Delayed Draw Term Loan	2.789	04/30/14	116,876
2,513	RGIS Holdings, LLC Term Loan B	2.780	04/30/14	2,337,525

				2,454,401

	Containers & Glass Products 4.5%
3,756	Anchor Glass Container Corp. First Lien Term Loan	6.000	03/02/16	3,765,159
1,425	Anchor Glass Container Corp. Second Lien Term Loan	10.000	09/02/16	1,418,766
3,400	Berlin Packaging, LLC Term Loan	3.280	08/17/14	3,178,748
4,011	Berry Plastics Group, Inc. Term Loan C	2.376	04/03/15	3,793,163
168	BWAY Corp. Term Loan B	5.520	06/16/17	169,121
16	BWAY Corp. Term Loan C	5.560	06/16/17	15,855
5,554	Graham Packaging Co., L.P. Term Loan C	6.750	04/05/14	5,610,446

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Containers & Glass Products (continued)
$2,107	Graham Packaging Co., L.P. Term Loan D	6.000%	09/23/16	$2,130,574
6,780	Kranson Industries, Inc. Term Loan B	2.510	07/31/13	6,370,349
5,489	Packaging Dynamics Operating Co. Term Loan	2.289	06/09/13	5,049,984
2,022	Pertus Sechzehnte GmbH Term Loan B2 (Germany)	2.632	06/13/15	1,741,503
2,022	Pertus Sechzehnte GmbH Term Loan C2 (Germany)	2.882	06/13/16	1,751,616
3,012	Reynolds Group Holdings, Inc. Dollar Term Loan	6.750	05/05/16	3,043,726
2,205	Reynolds Group Holdings, Inc. Incremental Term Loan	6.250	05/05/16	2,222,411
5,158	Smurfit-Stone Container Corp. Exit Term Loan B	6.750	02/22/16	5,214,184
675	Tegrant Corp. Second Lien Term Loan	5.790	03/08/15	540,000

				46,015,605

	Cosmetics/Toiletries 2.1%
1,849	American Safety Razor Co. First Lien Term Loan (a)	8.750	07/31/13	1,824,553
2,574	American Safety Razor Co. Second Lien Term Loan (c)	12.500	01/30/14	518,056
5,318	Huish Detergents, Inc. Term Loan B	2.010	04/26/14	5,126,183
2,302	KIK Custom Products, Inc. First Lien Term Loan	2.540	06/02/14	1,963,109
4,000	KIK Custom Products, Inc. Second Lien Term Loan	5.289	11/30/14	2,740,000
395	KIK Custom Products, Inc. Term Loan	2.540	06/02/14	336,533
2,012	Marietta Intermediate Holding Corp. Term Loan B (a)(g)	8.000	02/19/15	1,830,883

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Cosmetics/Toiletries (continued)
$5,425	Philosophy, Inc. Term Loan B	2.010%	03/16/14	$5,235,094
1,996	Prestige Brands, Inc. Incremental Term Loan B	4.750	03/24/16	2,009,876

				21,584,287

	Drugs 1.6%
2,124	Nyco Holdings 2 Aps Term Loan B2 (Denmark)	4.005	12/29/14	1,972,255
2,123	Nyco Holdings 2 Aps Term Loan C2 (Denmark)	4.755	12/29/15	1,982,272
102	Nyco Holdings 3 Aps Facility A1 (Denmark)	3.256	12/29/13	95,904
523	Nyco Holdings 3 Aps Facility A2 (Denmark)	3.255	12/29/13	492,891
16	Nyco Holdings 3 Aps Facility A3 (Denmark)	3.255	12/29/13	15,443
10	Nyco Holdings 3 Aps Facility A4 (Denmark)	3.255	12/29/13	9,838
74	Nyco Holdings 3 Aps Facility A5 (Denmark)	3.255	12/29/13	69,559
2,348	Warner Chilcott Co., LLC Incremental Term Loan	6.250	04/30/15	2,364,728
1,035	Warner Chilcott Co., LLC Term Loan A	6.000	10/30/14	1,033,820
1,650	Warner Chilcott Co., LLC Term Loan B1	6.250	04/30/15	1,661,588
2,748	Warner Chilcott Co., LLC Term Loan B2	6.250	04/30/15	2,766,845
2,947	Warner Chilcott Co., LLC Term Loan B3	6.500	02/22/16	2,977,527
957	Warner Chilcott Co., LLC Term Loan B4	6.500	02/22/16	966,730

				16,409,400

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Ecological Services & Equipment 1.1%
$1,612	Environmental Systems Products Holdings Second Lien Term Loan	13.500%	09/12/14	$1,611,982
727	ServiceMaster Co. Delayed Draw Term Loan	2.760	07/24/14	692,395
7,300	ServiceMaster Co. Term Loan	2.770	07/24/14	6,952,799
900	Synagro Technologies, Inc. Second Lien Term Loan	5.010	10/02/14	729,005
1,018	Synagro Technologies, Inc. Term Loan B	2.260	04/02/14	885,579

				10,871,760

	Electronics/Electrical 3.4%
872	Aeroflex, Inc. Term Loan B1	3.625	08/15/14	864,859
7,987	CDW Corp. Term Loan	4.256	10/10/14	7,600,982
2,067	Edwards, Ltd. Second Lien Term Loan (Cayman Islands) (a)	6.005	11/30/14	1,874,251
4,885	Freescale Semiconductor, Inc. Extended Term Loan B	4.506	12/01/16	4,615,171
2,155	Infor Enterprise Solutions Holdings, Inc. Extended Delayed Draw Term Loan	6.010	07/28/15	2,003,871
4,130	Infor Enterprise Solutions Holdings, Inc. Extended Initial Term Loan	6.010	07/28/15	3,840,753
701	Matinvest 2 SAS Term Loan B2 (France)	3.911	06/23/14	624,011
701	Matinvest 2 SAS Term Loan C2 (France)	4.161	06/22/15	627,314
6,745	Open Solutions, Inc. Term Loan B	2.415	01/23/14	5,718,796
1,823	Proquest CSA, LLC Term Loan	3.790	02/09/14	1,786,458
1,031	Savvis Communications Corp. Term Loan	6.750	08/04/16	1,045,339

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Electronics/Electrical (continued)
$557	Sensata Technologies, Inc. Term Loan	2.040%	04/26/13	$541,878
3,232	Spectrum Brands, Inc. Term Loan	8.000	06/16/16	3,302,174

				34,445,857

	Farming/Agriculture 0.5%
3,659	WM. Bolthouse Farms, Inc. First Lien Term Loan	5.500	02/11/16	3,679,614
1,773	WM. Bolthouse Farms, Inc. Second Lien Term Loan	9.500	08/11/16	1,793,779

				5,473,393

	Financial Intermediaries 4.6%
6,082	Fidelity National Information Solutions, Inc. Term Loan B	5.250	07/18/16	6,173,066
3,157	First American Payment Systems, L.P. Term Loan	5.250	10/06/13	2,983,129
3,430	Grosvenor Capital Management Holdings, LLP Term Loan B	2.313	12/05/13	3,275,790
5,088	LPL Holdings, Inc. Extended Term Loan	4.250	06/25/15	5,085,281
1,617	LPL Holdings, Inc. Term Loan D	2.039	06/28/13	1,608,482
1,925	National Processing Co. Group, Inc. Second Lien Term Loan	11.000	09/29/14	1,758,170
4,575	National Processing Co. Group, Inc. Term Loan B	7.250	09/29/13	4,543,547
5,740	Nuveen Investments, Inc. Term Loan	3.290	11/13/14	5,388,956
4,103	Oxford Acquisition III, Ltd. Term Loan (United Kingdom)	2.038	05/12/14	3,692,519
2,549	RJO Holdings Corp. Second Lien Term Loan (a)	9.010	07/13/15	178,403

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Financial Intermediaries (continued)
$4,834	RJO Holdings Corp. Term Loan B (a)	5.260%	07/12/14	$3,222,706
2,804	Trans Union, LLC Term Loan B	6.750	06/15/17	2,857,278
4,499	Transfirst Holdings, Inc. Second Lien Term Loan (a)	6.290	06/15/15	4,229,218
2,902	Transfirst Holdings, Inc. Term Loan B	3.040	06/15/14	2,655,788

				47,652,333

	Food Products 4.3%
301	Advantage Sales & Marketing, Inc. Second Lien Term Loan	8.500	05/05/17	305,022
2,414	Advantage Sales & Marketing, Inc. Term Loan	5.000	05/05/16	2,410,551
8,693	Coleman Natural Foods, LLC First Lien Term Loan	7.250	08/22/12	8,258,689
3,937	DCI Cheese Co. Term Loan	8.000	04/15/12	3,336,702
138	Dean Foods Co. Extended Term Loan B2	3.540	04/02/17	138,224
1,822	Dole Food Co. Inc. Term Loan B	5.060	03/02/17	1,835,826
4,524	Dole Food Co. Inc. Term Loan C	5.041	03/02/17	4,559,732
6,836	Farley’s & Sathers Candy Co., Inc. First Lien Term Loan	7.000	06/15/11	6,801,791
800	Farley’s & Sathers Candy Co., Inc. Second Lien Term Loan	11.250	01/02/12	796,000
1,524	Michael Foods Group, Inc. Term Loan B	6.250	06/29/16	1,554,960
5,886	Pierre Foods, Inc. First Lien Term Loan	7.000	09/29/16	5,833,815
578	Pierre Foods, Inc. Second Lien Term Loan	11.250	09/29/17	566,713
6,295	Pinnacle Foods Finance, LLC Term Loan B	2.756	04/02/14	6,133,219

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Food Products (continued)
$1,509	Pinnacle Foods Finance, LLC Term Loan D	6.000%	04/02/14	$1,528,508

				44,059,752

	Food Service 1.8%
204	Aramark Corp. Synthetic Letter of Credit	1.981	01/27/14	198,514
2,500	Aramark Corp. Term Loan	2.164	01/27/14	2,434,178
5,058	Burger King Corp. New Term Loan B	6.250	10/19/16	5,108,042
2,463	Center Cut Hospitality, Inc. Term Loan	9.250	07/06/14	2,352,331
2,243	DineEquity, Inc. Term Loan B	6.000	10/19/17	2,265,823
3,830	NPC International, Inc. Term Loan B	2.030	05/03/13	3,753,797
210	OSI Restaurant Partners, LLC Revolving Credit Agreement	1.470	06/14/13	197,952
2,307	OSI Restaurant Partners, LLC Term Loan B	2.625	06/14/14	2,177,820

				18,488,457

	Food/Drug Retailers 3.0%
7,084	General Nutrition Centers, Inc. Term Loan B	2.530	09/16/13	6,977,362
3,532	NBTY, Inc. Term Loan B	6.250	10/02/17	3,583,126
440	The Pantry, Inc. Delayed Draw Term Loan B	2.010	05/15/14	422,783
1,530	The Pantry, Inc. Term Loan B	2.010	05/15/14	1,468,358
6,001	Rite Aid Corp. Term Loan 3	6.000	06/04/14	5,976,201
5,883	Rite Aid Corp. Term Loan B	2.010	06/04/14	5,312,178
6,617	Roundy’s Supermarkets, Inc. Extended Term Loan	7.000	11/03/13	6,605,848

				30,345,856

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Forest Products 0.4%
$2,400	Ainsworth Lumber Co., Ltd Term Loan	5.313%	06/26/14	$2,283,000
428	Verso Paper Holding, LLC Term Loan (a)	6.790	02/01/13	353,796
199	White Birch Paper Co. DIP Delayed Draw Term Loan (Canada) (f)	6.720	12/01/10	198,528
1,216	White Birch Paper Co. DIP Term Loan B (Canada)	12.000	12/01/10	1,213,998

				4,049,322

	Health Care 11.1%
229	American Medical Systems, Inc. Term Loan	2.563	07/20/12	222,881
6,646	Biomet Inc. Term Loan B	3.280	03/25/15	6,566,688
7,643	Carestream Health, Inc. First Lien Term Loan	2.255	04/30/13	7,495,880
690	Community Health Systems, Inc. Delayed Draw Term Loan	2.549	07/25/14	679,778
13,892	Community Health Systems, Inc. Term Loan	2.549	07/25/14	13,689,059
2,418	DaVita, Inc. New Term Loan B	4.500	10/20/16	2,445,775
3,407	DJO Finance, LLC Term Loan B	3.255	05/20/14	3,341,063
4,117	DSI Renal, Inc. Term Loan (a)	9.000	03/31/13	4,132,708
284	Genoa Healthcare Group, LLC Term Loan B	5.500	08/10/12	276,905
3,046	Gentiva Health Services, Inc. New Term Loan B	6.750	08/15/16	3,069,330
13,310	HCA, Inc. Extended Term Loan B2	3.539	03/31/17	13,094,754
711	HCA, Inc. Term Loan A	1.789	11/16/12	698,937
3,354	HCA, Inc. Term Loan B	2.539	11/18/13	3,292,494
363	HCR Healthcare, LLC Term Loan B	2.755	12/22/14	354,977

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Health Care (continued)
$6,202	Health Management Associates, Inc. Term Loan B	2.039%	02/28/14	$6,085,156
1,916	IMS Health, Inc. Term Loan B	5.250	02/26/16	1,937,811
6,653	Inverness Medical Innovations, Inc. First Lien Term Loan	2.270	06/26/14	6,419,936
4,165	Rehabcare Group, Inc. Term Loan B	6.000	11/24/15	4,196,465
1,865	Select Medical Corp. Term Loan B	2.339	02/24/12	1,842,562
2,398	Skilled Healthcare Group, Inc. Term Loan B	5.250	04/08/16	2,330,158
2,305	Sun Healthcare Group, Inc. New Term Loan B	7.500	10/15/16	2,285,552
10,133	Surgical Care Affiliates, LLC Term Loan	2.289	12/29/14	9,626,256
446	United Surgical Partners, Internationa, Inc. Delayed Draw Term Loan	2.260	04/21/14	430,127
8,162	United Surgical Partners, International, Inc. Term Loan B	2.270	04/19/14	7,871,494
10,860	Universal Health Services, Inc. Term Loan B	6.250	07/28/16	10,997,375

				113,384,121

	Home Furnishings 1.0%
1,113	Brown Jordan International, Inc. Term Loan	6.260	04/30/12	1,090,286
1,000	Hunter Fan Co. Second Lien Term Loan	7.010	10/16/14	667,500
953	Hunter Fan Co. Term Loan	2.760	04/16/14	842,679
2,259	Mattress Holdings Corp. Term Loan B	2.540	01/18/14	1,970,887

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Home Furnishings (continued)
$3,408	National Bedding Co. LLC Second Lien Term Loan	5.375%	02/28/14	$3,246,578
2,220	Yankee Candle Co., Inc. Term Loan B	2.260	02/06/14	2,166,903

				9,984,833

	Industrial Equipment 1.1%
3,719	Baldor Electric Co. Term Loan B	5.250	01/31/14	3,748,755
906	Manitowoc Co., Inc. Term Loan B	8.000	11/06/14	913,152
2,797	Mold-Masters Luxembourg Holdings, SA Term Loan	3.813	10/11/14	2,454,258
583	MW Industries, Inc. Acquisition Term Loan	7.250	11/01/13	472,260
4,552	MW Industries, Inc. Term Loan	7.250	11/01/13	3,687,184

				11,275,609

	Insurance 2.2%
3,809	Alliant Holdings I, Inc. Term Loan B	3.289	08/21/14	3,676,167
6,840	AmWins Group, Inc. First Lien Term Loan	2.800	06/08/13	6,373,609
591	Applied Systems, Inc. Term Loan	2.755	09/26/13	558,678
2,324	Conseco, Inc. Term Loan	7.500	10/10/13	2,294,938
675	HMSC Corp. Second Lien Term Loan	5.755	10/03/14	464,063
3,767	Sedgwick CMS Holdings, Inc. First Lien Term Loan	5.500	05/27/16	3,776,380
2,700	Sedgwick CMS Holdings, Inc. Second Lien Term Loan	9.000	05/26/17	2,700,000
3,030	USI Holdings Corp. Term Loan	2.760	05/05/14	2,862,079

				22,705,914

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Leisure 0.1%
$604	24 Hour Fitness Worldwide, Inc. New Term Loan	6.750%	04/22/16	$577,770

	Leisure Goods/Activities/Movies 5.0%
1,350	Alpha Topco, Ltd. Second Lien Term Loan (United Kingdom)	3.799	06/30/14	1,193,427
4,117	Alpha Topco, Ltd. Term Loan B1 (United Kingdom)	2.424	12/31/13	3,788,632
2,781	Alpha Topco, Ltd. Term Loan B2 (United Kingdom)	2.424	12/31/13	2,559,113
3,878	Bombardier Recreational Products, Inc. Term Loan (Canada)	3.390	06/28/13	3,473,121
4,450	Cedar Fair, L.P. Term Loan B	5.500	12/15/16	4,520,012
2,067	Fender Musical Instruments Corp. Delayed Draw Term Loan	2.550	06/09/14	1,777,344
4,091	Fender Musical Instruments Corp. Term Loan B	2.540	06/09/14	3,518,297
1,740	Gibson Guitar Corp. Term Loan	11.000	09/30/11	1,715,146
3,716	Hicks Sports Group, LLC Term Loan (c)	6.750	12/22/10	3,335,278
4,316	Live Nation Entertainment, Inc. Term Loan B	4.500	11/07/16	4,305,042
4,796	Metro-Goldwyn-Mayer Studios, Inc. Revolving Credit Agreement (c)(e)	20.500	04/08/10	2,166,058
15,223	Metro-Goldwyn-Mayer Studios, Inc. Term Loan B (c)	20.500	04/09/12	7,109,819
3,367	Playcore Holdings, Inc. Term Loan B	2.820	02/21/14	3,131,152
4,048	Sabre Holdings Corp. Term Loan	2.270	09/30/14	3,857,762
711	Six Flags Theme Parks, Inc. Exit Term Loan B	6.000	06/30/16	715,102

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Leisure Goods/Activities/Movies (continued)
$862	SRAM, LLC Term Loan B	5.010%	04/30/15	$863,911
2,636	True Temper Sports, Inc. Exit Facility	8.000	10/14/13	2,553,196
401	Universal City Development Partners, Ltd. Term Loan B	5.500	11/06/14	404,809

				50,987,221

	Lodging & Casinos 5.9%
1,250	BLB Worldwide Holdings Second Lien Term Loan (c)	6.500	07/18/12	21,875
6,381	BLB Worldwide Holdings Term Loan B (a)(c)	4.750	07/18/11	4,924,058
2,833	Cannery Casino Resorts, LLC Delayed Draw Term Loan	4.506	05/20/13	2,692,988
748	Cannery Casino Resorts, LLC Revolving Credit Agreement (f)	3.350	05/18/12	687,427
500	Cannery Casino Resorts, LLC Second Lien Term Loan	4.506	05/16/14	415,000
3,426	Cannery Casino Resorts, LLC Term Loan B	4.506	05/17/13	3,256,686
3,657	CCM Merger Corp. Term Loan B	8.500	07/13/12	3,663,090
320	Chester Downs And Marina, LLC Incremental Term Loan	12.375	07/29/16	325,496
1,261	Golden Nugget, Inc. Delayed Draw Term Loan (a)	3.260	06/30/14	1,014,000
2,215	Golden Nugget, Inc. Term Loan B (a)	3.260	06/30/14	1,781,357
11,639	Harrah’s Operating Co., Inc. Term Loan B1	3.288	01/28/15	10,281,168
8,851	Harrah’s Operating Co., Inc. Term Loan B3	3.290	01/28/15	7,815,986
798	Isle of Capri Casinos, Inc. Delayed Draw Term Loan A	5.000	11/25/13	781,819

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Lodging & Casinos (continued)
$907	Isle of Capri Casinos, Inc. Delayed Draw Term Loan B	5.000%	11/25/13	$888,911
2,268	Isle of Capri Casinos, Inc. Term Loan B	5.000	11/25/13	2,222,278
2,686	Las Vegas Sands, LLC/Venetian Casino Delayed Draw Term Loan	2.030%	05/23/14	$2,553,695
6,157	Las Vegas Sands, LLC/Venetian Casino Term Loan B	2.030	05/23/14	5,853,132
1,113	Magnolia Hill, LLC Delayed Draw Term Loan	3.510	10/30/13	1,001,606
3,167	Magnolia Hill, LLC Term Loan	3.510	10/30/13	2,850,726
1,116	MGM Mirage Term Loan D	6.000	10/03/11	1,115,245
299	Venetian Macau, Ltd. Delayed Draw Term Loan B	4.780	05/25/12	299,492
3,410	Venetian Macau, Ltd. Project Term Loan	4.780	05/27/13	3,419,405
2,418	Venetian Macau, Ltd. Term Loan B	4.780	05/27/13	2,424,240

				60,289,680

	Oil & Gas 1.5%
3,018	CCS, Inc. Term Loan B	3.290	11/14/14	2,653,090
3,167	Citgo Petroleum Corp. Term Loan B	8.000	06/24/15	3,243,007
1,000	Dresser, Inc. Second Lien Term Loan	6.112	05/04/15	999,170
1,258	RAM Energy, Inc. Term Loan B	10.000	11/29/12	1,258,474
2,296	Venoco, Inc. Term Loan	4.313	05/08/14	2,178,985
2,787	Western Refining, Inc. Term Loan B	10.750	05/30/14	2,816,850

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Oil & Gas (continued)
$2,742	Willbros United States Holdings, Inc. Term Loan B	9.500%	06/30/14	$2,728,637

				15,878,213

	Publishing 5.5%
1,102	Affiliated Media, Inc. New Term Loan	8.500	03/19/14	1,069,212
1,975	Cengage Learning Holdings II, LP Incremental 1	7.500	07/03/14	1,979,684
10,744	Cengage Learning Holdings II, LP Term Loan	2.540	07/03/14	9,861,466
3,915	Cygnus Business Media, Inc. Term Loan (a)(g)	9.750	06/30/13	2,447,067
8,893	Endurance Business Media, Inc. First Lien Term Loan (c)	4.750	07/26/13	1,823,003
5,000	Endurance Business Media, Inc. Second Lien Term Loan (c)	11.250	01/26/14	275,000
3,092	F&W Publications, Inc. Term Loan	7.750	06/09/14	2,473,583
3,081	GateHouse Media, Inc. Delayed Draw Term Loan	2.260	08/28/14	1,134,717
5,053	Gatehouse Media, Inc. Term Loan B	2.260	08/28/14	1,860,797
4,079	Harland Clarke Holdings Corp. Term Loan B	2.780	06/30/14	3,687,868
467	Knowledgepoint360 Group, LLC First Lien Term Loan	3.620	04/14/14	373,885
1,000	Knowledgepoint360 Group, LLC Second Lien Term Loan	7.362	04/13/15	610,000
1,146	MC Communications, LLC Term Loan (a)	6.750	12/31/12	229,190
2,711	Merrill Communications, LLC Second Lien Term Loan (a)	14.756	11/15/13	2,534,369
11,820	Nelson Education, Ltd. Term Loan (Canada)	2.789	07/05/14	11,051,670

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Publishing (continued)
$3,538	Network Communications, Inc. Term Loan	4.250%	11/30/12	$2,459,177
2,333	Newsday, LLC Term Loan	6.539	08/01/13	2,365,416
8,573	Tribune Co. Term Loan B (c)(d)	5.250	06/04/14	5,703,988
1,669	Yell Group PLC Term Loan A3 (United Kingdom)	3.755	04/30/14	964,001
5,685	Yell Group PLC Term Loan B1 (United Kingdom)	4.005	07/31/14	3,116,323

				56,020,416

	Radio & Television 5.6%
934	Barrington Broadcasting, LLC Term Loan	4.640	08/12/13	859,089
7,826	CMP KC, LLC Term Loan (c)	6.250	05/03/11	665,199
11,571	CMP Susquehanna Corp. Term Loan	2.313	05/05/13	10,387,442
4,893	Cumulus Media, Inc. Term Loan B	4.006	06/11/14	4,499,586
2,597	FoxCo Acquisition Sub, LLC Term Loan	7.500	07/14/15	2,579,118
949	High Plains Broadcasting Operating Co., LLC Term Loan	9.000	09/14/16	947,210
1,811	Intelsat Corp. Term Loan B2-A	2.790	01/03/14	1,770,996
1,810	Intelsat Corp. Term Loan B2-B	2.790	01/03/14	1,770,449
1,810	Intelsat Corp. Term Loan B2-C	2.790	01/03/14	1,770,449
1,146	LBI Media, Inc. Term Loan B	1.755	03/31/12	1,085,835
2,025	Multicultural Radio Broadcasting, Inc. Second Lien Term Loan	6.006	06/18/13	1,604,812
1,552	Multicultural Radio Broadcasting, Inc. Term Loan	3.010	12/18/12	1,272,820
3,461	Newport Television, LLC Term Loan B	9.000	09/14/16	3,454,426

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Radio & Television (continued)
$2,593	TWCC Holding Corp. Replacement Term Loan	5.000%	09/14/15	$2,606,763
23,406	Univision Communications, Inc. Initial Term Loan	2.250	09/29/14	22,215,159

				57,489,353

	Retailers (except food & drug) 1.7%
3,732	Amscan Holdings, Inc. Term Loan	2.539	05/25/13	3,633,559
3,988	Dollar General Corp. Term Loan B1	3.020	07/07/14	3,955,334
249	Educate, Inc. Second Lien Term Loan	8.510	06/16/14	242,538
1,000	FTD Group, Inc. Term Loan B	6.750	08/26/14	1,003,750
3,699	Guitar Center, Inc. Term Loan B	3.760	10/09/14	3,344,806
1,898	Michaels Stores, Inc. Term Loan B2	4.880	07/31/16	1,886,305
3,083	Savers, Inc. Term Loan B	5.750	03/11/16	3,094,430

				17,160,722

	Surface Transport 0.6%
1,185	Avis Budget Car Rental, LLC Term Loan	5.750	04/19/14	1,194,473
770	Cardinal Logistics Management, Inc. First Lien Term Loan (a)	12.500	09/23/13	539,118
903	JHCI Acquisition, Inc. First Lien Term Loan	2.760	06/19/14	829,066
4,206	Swift Transportation Co., Inc. Term Loan	8.250	05/09/14	4,163,010

				6,725,667

	Telecommunications 2.3%
4,862	Avaya, Inc. Term Loan	3.058	10/24/14	4,423,661
1,231	Cincinnati Bell, Inc. Term Loan	6.500	06/12/17	1,243,531
3,558	Global Tel*Link Corp. Term Loan B	6.000	03/02/16	3,565,528

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Telecommunications (continued)
$1,417	Level 3 Communications, Inc. Add on Term Loan	11.500%	03/13/14	$1,537,083
5,025	Level 3 Communications, Inc. Term Loan A	2.539	03/13/14	4,696,139
468	MetroPCS Wireless, Inc. Term Loan B	2.563	11/04/13	464,941
7,780	NTELOS, Inc. Term Loan B	5.750	08/07/15	7,846,461
3,148	Orius Corp. Term Loan A (b)(c)(d)	6.750	01/23/09	104
2,332	Orius Corp. Term Loan B1 (b)(c)(d)	7.250	01/23/10	77

				23,777,525

	Utilities 7.3%
1,565	Bicent Power, LLC First Lien Term Loan B	2.540	06/30/14	1,364,595
4,817	BRSP, LLC Term Loan B	7.500	06/04/14	4,847,108
3,749	Calpine Corp. First Priority Term Loan	3.165	03/29/14	3,736,187
4,500	FirstLight Power Resources, Inc. Second Lien Term Loan	4.813	05/01/14	4,162,500
92	FirstLight Power Resources, Inc. Synthetic Letter of Credit	2.813	11/01/13	87,278
5,032	FirstLight Power Resources, Inc. Term Loan B	2.813	11/01/13	4,748,747
1,421	Great Point Power, Inc. Delayed Draw Term Loan	5.500	03/10/17	1,422,615
1,307	Longview Power, LLC Delayed Draw Term Loan	2.563	02/28/14	1,134,513
373	Longview Power, LLC Synthetic Letter of Credit	0.163	02/28/14	324,147
1,120	Longview Power, LLC Term Loan B	2.563	02/28/14	972,440
187	Mach Gen, LLC Letter of Credit	2.289	02/22/13	174,553

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utilities (continued)
$11,375	New Development Holdings, LLC Term Loan	7.000%	07/03/17	$11,613,591
8,494	NRG Energy, Inc. Extended Letter of Credit	3.539	08/31/15	8,490,925
343	NRG Energy, Inc. Extended Term Loan B	3.539	08/31/15	342,597
2	NRG Energy, Inc. Synthetic Letter of Credit	1.789	02/01/13	1,953
1,649	NRG Energy, Inc. Term Loan	1.780	02/01/13	1,617,684
3,784	Primary Energy Operations, LLC Term Loan	6.500	10/23/14	3,714,500
11,826	Texas Competitive Electric Holdings Co., LLC Delayed Draw Term Loan	3.760	10/10/14	9,201,078
2,025	Texas Competitive Electric Holdings Co., LLC Term Loan B1	3.756	10/10/14	1,581,666
5,037	Texas Competitive Electric Holdings Co., LLC Term Loan B2	3.920	10/10/14	3,933,590
5,250	Texas Competitive Electric Holdings Co., LLC Term Loan B3	3.760	10/10/14	4,093,417
275	TPF Generation Holdings, LLC Revolving Credit Agreement	2.289	12/15/11	264,576
4,300	TPF Generation Holdings, LLC Second Lien Term Loan C	4.539	12/15/14	3,961,375
877	TPF Generation Holdings, LLC Synthetic Letter of Credit	2.289	12/13/13	843,998
2,137	TPF Generation Holdings, LLC Term Loan B	2.289	12/15/13	2,056,041

				74,691,674

	Total Variable Rate** Senior Loan Interests 113.9%			1,167,432,594

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Par
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Notes 3.4%
	Air Transport 0.1%
$1,090	Continental Airlines, Inc. (h)	6.750%	09/15/15	$1,141,775

	Building & Development 0.2%
2,300	Compression Polymers Corp. (i)	7.501	07/01/12	2,288,500

	Chemicals & Plastics 0.4%
3,149	Lyondell Chemical Co.	11.000	05/01/18	3,531,248
912	Wellman, Inc. (a)	5.000	01/29/19	911,941

				4,443,189

	Containers & Glass Products 0.2%
1,900	Berry Plastics Group, Inc. (i)	5.039	02/15/15	1,838,250

	Ecological Services & Equipment 0.0%
372	Environmental Systems Products Holdings, Inc.	18.000	03/31/15	371,761

	Forest Products 0.5%
3,666	Builders FirstSource, Inc. (i)	14.626	02/15/16	3,666,000
1,500	Verso Paper Holdings, LLC (i)	4.262	08/01/14	1,372,500

				5,038,500

	Health Care 0.7%
6,167	Apria Healthcare Group, Inc. (h)	11.250	11/01/14	6,860,417

	Home Furnishings 0.0%
554	Targus Group International, Inc. (a)	10.000	12/15/15	553,765

	Publishing 0.1%
1,293	F&W Publications, Inc. (a)	15.000	12/09/14	619,089

	Telecommunications 0.5%
4,500	Qwest Corp. (i)	3.542	06/15/13	4,730,625

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Par
Amount			Stated
(000)	Borrower	Coupon	Maturity*	Value

	Utility 0.7%
$6,570	Calpine Corp. (h)	7.500%	02/15/21	$6,767,139

	Total Notes 3.4%			34,653,010

Equities 1.8%
Affiliated Media, Inc. (81,915 common shares, Acquired dates 08/29/05 and 08/25/06, Cost $5,259,391) (k)	1,351,599
Axia Acquisition Holding Corp., Inc. (397 common shares, Acquired date 04/21/10, Cost $1,782,508) (j)(k)	994,435
Building Materials Holding Corp. (940,471 common shares, Acquired date 01/11/10, Cost $1,429,499) (j)(k)	686,544
Contech Construction Products, Inc. (376,989 common shares, Acquired date 10/29/10, Cost $0) (k)	0
CTM Media Holdings, Inc. (2,543 common shares, Acquired date 09/19/09, Cost $35,444) (k)	6,358
Cumulus Media, Inc. (Warrants for 9,213 common shares, Expiration date 06/29/19, Acquired date 01/14/10, Cost $0) (j)(k)	17,413
Cygnus Business Media, Inc. (5,776 common shares, Acquired date 09/29/09, Cost $1,229,265) (g)(j)(k)	0
Environmental Systems Products Holdings, Inc. (2,838 preferred shares, Acquired date 09/27/07, Cost $70,950) (k)	23,379
Environmental Systems Products Holdings, Inc. (6,195 common shares, Acquired date 09/27/07, Cost $0) (j)(k)	0
Euramax International, Inc. (3,272 common shares, Acquired date 07/09/09, Cost $3,529,067) (j)(k)	1,030,743
F&W Publications, Inc. (10,490 common shares, Acquired dates 08/10/05 to 06/12/07, Cost $12,963) (k)	6,556
F&W Publications, Inc. (Warrants for 1,874 common shares, Expiration date 06/09/14, Acquired dates 08/10/05 to 06/12/07, Cost $1,506) (k)	1,172
Generation Brands, LLC (7,523 common shares, Acquired date 01/26/10, Cost $0) (j)(k)	0

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Description	Value

Equities (continued)
IAP Worldwide Services, Inc., Series A,B,C (Warrants for 84,728 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (j)(k)	$0
IDT Corp. (7,632 common shares, Acquired date 01/30/04, Cost $428,584) (k)	112,038
Lake At Las Vegas Joint Venture, LLC, Class A (780 common shares, Acquired date 07/05/07 to 08/26/10, Cost $7,938,060) (k)	315,959
Lake At Las Vegas Joint Venture, LLC, Class B (9 common shares, Acquired date 07/05/07 to 08/26/10, Cost $93,975) (k)	3,749
Lake At Las Vegas Joint Venture (Warrants for 39 common shares of Class C, 54 common shares of Class D, 60 common shares of Class E, 67 common shares of Class F, and 76 common shares of Class G, Expiration date 07/15/15, Acquired dates 07/06/07 and 01/02/08, Cost $0) (k)	0
Lyondell Chemical Co., Class A (410,912 common shares, Acquired date 06/02/10, Cost $10,758,703) (k)	11,037,096
Lyondell Chemical Co., Class B (18,849 common shares, Acquired date 06/02/10, Cost $310,397) (k)	506,850
Marietta Intermediate Holdings Corp. (2,679,615 common shares, Acquired date 04/22/10, Cost $3,726,330) (g)(j)(k)	991,993
Marietta Intermediate Holdings Corp. (Warrants for 519,444 common shares, Acquired date 03/17/10, Cost $0) (g)(j)(k)	0
MC Communications, LLC (222,056 common shares, Acquired date 07/02/09, Cost $0) (j)(k)	0
Mega Brands, Inc. (Canada) (436,213 common shares, Acquired date 03/31/10, Cost $845,408) (j)(k)	248,067
Newhall Holding Co., LLC (280,899 common shares, Acquired date 08/24/09, Cost $2,503,511) (k)	475,197
SuperMedia, Inc. (1,898 common Shares, Acquired date 01/07/10, Cost $146,370) (k)	12,489

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued

Description	Value

Equities (continued)
Targus Group International Inc. (22,469 common shares, Acquired date 12/17/09, Cost $0) (j)(k)	$58,419
True Temper Sports, Inc. (107,143 common shares, Acquired date 12/17/09, Cost $3,787,500) (j)(k)	375,055
Vitruvian Exploration, LLC (26,740 common shares, Acquired date 10/19/09, Cost $1,144,923) (k)	294,140
WCI Communities, Inc. (4,504 common shares, Acquired date 09/23/09, Cost $506,503) (k)	382,840
Wellman, Inc. (845 common shares, Acquired date 02/12/09 & 06/16/09, Cost $2,232,644) (k)	130,274

Total Equities 1.8%	19,062,365

Total Long-Term Investments 119.1% (Cost $1,368,679,045)	1,221,147,969

Time Deposit 1.2%
State Street Bank & Trust Co. ($12,007,918 par, 0.01% coupon, dated 10/31/10, to be sold on 11/01/10 at $12,007,928) (Cost $12,007,918)	12,007,918

Total Investments 120.3% (Cost $1,380,686,963)	1,233,155,887

Borrowings (19.1%)	(196,000,000)

Liabilities in Excess of Other Assets (1.2%)	(12,348,509)

Net Assets 100.0%	$1,024,807,378

Percentages are calculated as a percentage of net assets.

(a)	All or portion of this security is payment-in-kind.

(b)	This borrower is currently in liquidation.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at October 31, 2010 was $32,840,817, which represented 3.20% of the Fund’s Net Assets.

(d)	This borrower has filed for protection in federal bankruptcy court.

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Schedule of Investments — October 31, 2010 (Unaudited) continued

(e)	The borrower is in the process of restructuring or amending the terms of this loan.

(f)	All or a portion of this holding is subject to unfunded loan commitments.

(g)	Affiliated Company.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on October 31, 2010.

(j)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.4% of the net assets of the Fund.

(k)	Non-income producing security acquired through the restructuring of senior loans.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan. The stated coupon rates reflect the weighted average rate of the outstanding contracts for each loan as of October 31, 2010.

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
Swap agreements outstanding as of October 31, 2010:
Credit Default Swaps

			Pay/						Credit
			Receive		Implied	Notional			Rating of
		Buy/Sell	Fixed	Expiration	Credit	Amount	Upfront		Reference
Counterparty	Reference Entity	Protection	Rate	Date	Spread (a)	(000)	Payments	Value	Entity (b)

Goldman Sachs International	Calpine Corp.	Sell	5.000%	03/20/11	2.14%	$2,000	$65,000	$33,873	B

Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	5.000	03/20/12	6.39%	5,000	112,500	(60,359)	B-

Total Credit Default Swaps							$177,500	$(26,486)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

(b)	Credit rating as issued by Standard and Poor’s (Unaudited)
Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes

Invesco Van Kampen Senior Loan Fund
Schedule of Investments — October 31, 2010 (Unaudited) continued
of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 —	Prices are based on quoted prices in active markets for identical investments
Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
          The following is a summary of the inputs used as of October 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Variable Rate Senior Loan Interests	$—	$1,167,226,172	$206,422	$1,167,432,594

Notes	—	33,187,304	1,465,706	34,653,010

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Schedule of Investments — October 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Equities	17,169,503	—	1,892,862	19,062,365

Time Deposit	—	12,007,918	—	12,007,918

Credit Default Swaps	—	33,873	—	33,873

Total Investments in an Asset Position	$17,169,503	$1,212,455,267	$3,564,990	$1,233,189,760

Investments in a Liability Position

Credit Default Swaps	$—	$(60,359)	$—	$(60,359)

Unfunded Commitments	—	(4,936,633)	—	(4,936,633)

Total Investments in a Liability Position	$—	$(4,996,992)	$—	$(4,996,992)

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$25,237,834
Aggregate unrealized (depreciation) of investment securities	(182,547,767)

Net unrealized depreciation of investment securities	$(157,309,933)

Cost of investments for tax purposes is $1,390,465,821.

Item 2. Controls and Procedures.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Senior Loan Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: December 30, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: December 30, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: December 30, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.